NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES)	NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES)
Net investment income is shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Available-for-sale fixed maturity securities	$3,199	$2,310	$830
Equity securities	133	64	25
Mortgage loans	821	660	325
Private loans	527	185	107
Investment real estate	45	47	49
Real estate partnerships	111	(10)	(1)
Investment funds	640	365	124
Policy loans	21	35	17
Short-term investments	171	271	221
Other invested assets	151	337	112
Total net investment income	$5,819	$4,264	$1,809
Net unrealized and realized investment gains (losses) are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Available-for-sale fixed maturity securities	$23	$(193)	$(105)
Equity securities	458	643	372
Mortgage loans	52	(87)	(27)
Private loans	(37)	(8)	(13)
Investment real estate	41	(7)	(11)
Real estate partnerships	5	—	—
Investment funds	(20)	(8)	13
Short-term investments and other invested assets(1)	(37)	29	196
Total investment related gains	$485	$369	$425
__________________________
(1)Amount for the year ended December 31, 2024 includes an accounting loss related to a deemed settlement of a previously held reinsurance agreement between NER SPC and AEL recognized in the second quarter of 2024. See Note 16 for details.